Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Intangible Asset, Goodwill and Other [Abstract]
2026 (remaining three months)	$ 394
Year I	1,510	$ 1,590
Year II	1,498	1,510
Year III	1,498	1,498
Year IV	1,454	1,498
Thereafter	5,970
Year V		1,454
Thereafter, Year V		5,969
Total	$ 12,324	$ 13,519	$ 15,211